COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7%
	AEROSPACE & DEFENSE - 1.5%
8,072	Hexcel Corporation	$ 511,523

	ASSET MANAGEMENT - 4.9%
1,018	Ameriprise Financial, Inc.	546,971
10,169	Brookfield Asset Management Ltd.	575,363
3,341	Hamilton Lane, Inc., CLASS A	522,265
		1,644,599
	BANKING - 1.7%
2,099	JPMorgan Chase & Company	555,500

	BIOTECH & PHARMA - 3.1%
596	Eli Lilly & Company	548,696
2,968	Zoetis, Inc.	496,368
		1,045,064
	CHEMICALS - 1.5%
1,503	Sherwin-Williams Company (The)	544,491

	COMMERCIAL SUPPORT SERVICES - 2.5%
1,304	Cintas Corporation	270,580
2,943	Waste Connections, Inc.	558,464
		829,044
	CONSTRUCTION MATERIALS - 1.0%
1,290	Vulcan Materials Company	319,030

	DATA CENTER REIT - 1.3%
461	Equinix, Inc.	417,030

	E-COMMERCE DISCRETIONARY - 1.1%
5,715	eBay, Inc.	369,989

	ELECTRIC UTILITIES - 1.3%
5,997	NextEra Energy, Inc.	420,809

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	ELECTRICAL EQUIPMENT - 6.2%
8,420	Amphenol Corporation, Class A	$ 560,771
11,681	Cognex Corporation	383,137
10,978	Napco Security Technologies, Inc.	269,620
4,395	Otis Worldwide Corporation	438,532
4,198	Veritiv Holdings Company	399,524
		2,051,584
	ENGINEERING & CONSTRUCTION - 0.9%
10,779	Tetra Tech, Inc.	314,639

	GAS & WATER UTILITIES - 1.3%
3,261	American Water Works Company, Inc.	443,399

	HEALTH CARE FACILITIES & SERVICES - 5.8%
1,661	Cencora, Inc.	421,130
4,719	Encompass Health Corporation	472,561
3,873	Ensign Group, Inc. (The)	500,198
1,068	UnitedHealth Group, Inc.	507,257
		1,901,146
	INDUSTRIAL SUPPORT SERVICES - 1.4%
2,498	WESCO International, Inc.	450,814

	INSTITUTIONAL FINANCIAL SERVICES - 3.3%
4,509	Morgan Stanley	600,193
6,122	Nasdaq, Inc.	506,779
		1,106,972
	INSURANCE - 3.0%
2,571	Allstate Corporation (The)	512,015
1,105	Kinsale Capital Group, Inc.	477,194
		989,209
	LEISURE FACILITIES & SERVICES - 4.2%
3,154	Churchill Downs, Inc.	373,749
1,105	Domino's Pizza, Inc.	541,130
1,751	Marriott International, Inc., Class A	491,068
		1,405,947

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	MACHINERY - 1.0%
1,627	Nordson Corporation	$ 342,142

	MEDICAL EQUIPMENT & DEVICES - 2.8%
2,173	ResMed, Inc.	507,438
1,975	STERIS plc	433,039
		940,477
	OIL & GAS PRODUCERS - 3.7%
2,037	Cheniere Energy, Inc.	465,576
2,633	Diamondback Energy, Inc.	418,542
10,717	Northern Oil and Gas, Inc.	337,586
		1,221,704
	OIL & GAS SERVICES & EQUIPMENT - 1.4%
11,267	Schlumberger N.V.	469,383

	PUBLISHING & BROADCASTING - 1.4%
2,761	Nexstar Media Group, Inc.	467,023

	RESIDENTIAL REIT - 1.2%
6,011	Equity LifeStyle Properties, Inc.	412,234

	RETAIL - CONSUMER STAPLES - 3.0%
1,254	Casey's General Stores, Inc.	519,419
5,526	PriceSmart, Inc.	493,969
		1,013,388
	RETAIL - DISCRETIONARY - 4.4%
1,204	Home Depot, Inc. (The)	477,506
3,564	Ross Stores, Inc.	500,100
8,817	Tractor Supply Company	488,021
		1,465,627
	SEMICONDUCTORS - 7.2%
3,230	Broadcom, Inc.	644,159
882	Monolithic Power Systems, Inc.	538,911
6,420	Power Integrations, Inc.	390,336
2,137	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	385,793

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	SEMICONDUCTORS - 7.2% (Continued)
2,844	Universal Display Corporation	$ 436,895
		2,396,094
	SOFTWARE - 6.2%
9,550	Bentley Systems, Inc., Class B	419,245
869	Intuit, Inc.	533,427
1,491	Microsoft Corporation	591,913
1,740	Salesforce, Inc.	518,259
		2,062,844
	SPECIALTY FINANCE - 1.3%
9,190	Air Lease Corporation	440,385

	STEEL - 1.2%
1,292	Reliance, Inc.	383,931

	TECHNOLOGY HARDWARE - 3.7%
3,180	Apple, Inc.	769,051
1,031	Motorola Solutions, Inc.	453,867
		1,222,918
	TECHNOLOGY SERVICES - 11.8%
1,242	Accenture PLC, Class A	432,837
1,602	Automatic Data Processing, Inc.	504,918
3,775	Booz Allen Hamilton Holding Corporation	400,377
2,186	Broadridge Financial Solutions, Inc.	527,307
895	FactSet Research Systems, Inc.	413,257
2,422	Jack Henry & Associates, Inc.	420,435
894	MSCI, Inc.	527,916
1,888	Visa, Inc., Class A	684,797
		3,911,844
	TRANSPORTATION & LOGISTICS - 1.2%
2,546	JB Hunt Transport Services, Inc.	410,390

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
COMMON STOCKS — 98.7% (Continued)
WHOLESALE - DISCRETIONARY - 1.2%
1,167	Pool Corporation	$ 404,949

	TOTAL COMMON STOCKS (Cost $24,874,746)	$ 32,886,122

SHORT-TERM INVESTMENT — 1.3%
MONEY MARKET FUND - 1.3%
425,060	Northern Institutional Treasury Portfolio, 4.19% (Cost $425,060)(a)	425,060

	TOTAL INVESTMENTS - 100.0% (Cost $25,299,806)	$ 33,311,182
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	5,832
	NET ASSETS - 100.0%	$ 33,317,014

ADR	- American Depositary Receipt
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of February 28, 2025.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7%
	AEROSPACE & DEFENSE - 2.1%
39,050	Hexcel Corporation	$ 2,474,598
6,877	Huntington Ingalls Industries, Inc.	1,207,464
		3,682,062
	ASSET MANAGEMENT - 4.1%
40,938	Cohen & Steers, Inc.	3,577,981
24,561	Hamilton Lane, Inc., CLASS A	3,839,375
		7,417,356
	BANKING - 3.5%
107,874	Home BancShares, Inc.	3,230,827
38,432	Prosperity Bancshares, Inc.	2,950,040
		6,180,867
	BIOTECH & PHARMA - 1.4%
84,550	Perrigo Company plc	2,451,950

	CHEMICALS - 2.7%
28,537	Cabot Corporation	2,454,183
17,051	Quaker Chemical Corporation	2,370,430
		4,824,613
	COMMERCIAL SUPPORT SERVICES - 4.4%
76,952	GFL Environmental, Inc.	3,475,152
17,953	Insperity, Inc.	1,579,325
13,341	UniFirst Corporation	2,867,248
		7,921,725
	CONSTRUCTION MATERIALS - 1.5%
7,870	Carlisle Companies, Inc.	2,681,781

	ELECTRICAL EQUIPMENT - 6.1%
21,999	BWX Technologies, Inc.	2,287,236
62,993	Cognex Corporation	2,066,170
8,658	Littelfuse, Inc.	2,009,608
41,164	nVent Electric PLC	2,483,836
69,619	Sensata Technologies Holding PLC	2,008,508
		10,855,358

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	ENGINEERING & CONSTRUCTION - 1.2%
72,446	Tetra Tech, Inc.	$ 2,114,699

	FORESTRY, PAPER & WOOD PRODUCTS - 1.2%
20,144	UFP Industries, Inc.	2,155,408

	GAS & WATER UTILITIES - 3.2%
72,358	Brookfield Infrastructure Corporation, Class A	2,897,214
22,441	Chesapeake Utilities Corporation	2,848,436
		5,745,650
	HEALTH CARE FACILITIES & SERVICES - 8.8%
4,948	Chemed Corporation	2,972,758
42,496	Encompass Health Corporation	4,255,549
28,537	Ensign Group, Inc. (The)	3,685,554
15,814	Quest Diagnostics, Inc.	2,734,241
25,356	US Physical Therapy, Inc.	2,054,343
		15,702,445
	HOTEL REIT - 1.6%
29,420	Ryman Hospitality Properties, Inc.	2,909,344

	INDUSTRIAL INTERMEDIATE PROD - 1.8%
9,100	Valmont Industries, Inc.	3,170,167

	INDUSTRIAL REIT - 1.8%
46,825	Terreno Realty Corporation	3,175,671

	INDUSTRIAL SUPPORT SERVICES - 1.7%
16,963	WESCO International, Inc.	3,061,313

	INSURANCE - 1.8%
7,510	Kinsale Capital Group, Inc.	3,243,194

	LEISURE FACILITIES & SERVICES - 6.1%
21,204	Churchill Downs, Inc.	2,512,674
6,273	Domino's Pizza, Inc.	3,071,951

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	LEISURE FACILITIES & SERVICES - 6.1% (Continued)
53,883	Travel + Leisure Company	$ 3,007,749
9,630	Wingstop, Inc.	2,260,931
		10,853,305
	LEISURE PRODUCTS - 1.1%
30,868	Brunswick Corporation	1,878,318

	MACHINERY - 3.0%
9,895	Nordson Corporation	2,080,820
17,493	Standex International Corporation	3,253,348
		5,334,168
	MEDICAL EQUIPMENT & DEVICES - 3.3%
32,777	LeMaitre Vascular, Inc.	3,010,567
12,987	STERIS plc	2,847,530
		5,858,097
	METALS & MINING - 0.6%
7,164	Royal Gold, Inc.	1,053,108

	OIL & GAS PRODUCERS - 2.7%
54,865	Matador Resources Company	2,871,634
62,286	Northern Oil and Gas, Inc.	1,962,009
		4,833,643
	OIL & GAS SERVICES & EQUIPMENT - 2.2%
84,402	Atlas Energy Solutions, Inc.	1,635,711
76,863	ChampionX Corporation	2,290,517
		3,926,228
	PUBLISHING & BROADCASTING - 1.5%
15,814	Nexstar Media Group, Inc.	2,674,938

	REAL ESTATE SERVICES - 2.2%
141,477	eXp World Holdings, Inc.	1,430,332
14,047	FirstService Corporation	2,478,313
		3,908,645
	RETAIL - CONSUMER STAPLES - 3.2%
8,128	Casey's General Stores, Inc.	3,366,699

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	RETAIL - CONSUMER STAPLES - 3.2% (Continued)
25,621	PriceSmart, Inc.	$ 2,290,261
		5,656,960
	RETAIL - DISCRETIONARY - 1.4%
10,967	Dick's Sporting Goods, Inc.	2,468,672

	SEMICONDUCTORS - 3.9%
56,278	Kulicke & Soffa Industries, Inc.	2,153,759
43,644	Power Integrations, Inc.	2,653,556
13,694	Universal Display Corporation	2,103,672
		6,910,987
	SOFTWARE - 2.6%
54,865	Bentley Systems, Inc., Class B	2,408,573
49,829	Concentrix Corporation	2,250,278
		4,658,851
	SPECIALTY FINANCE - 1.7%
62,286	Air Lease Corporation	2,984,745

	STEEL - 2.0%
12,015	Reliance, Inc.	3,570,377

	TECHNOLOGY SERVICES - 8.7%
22,176	Booz Allen Hamilton Holding Corporation	2,351,987
10,513	Broadridge Financial Solutions, Inc.	2,535,946
5,301	FactSet Research Systems, Inc.	2,447,684
16,803	Jack Henry & Associates, Inc.	2,916,832
8,747	Morningstar, Inc.	2,744,108
26,946	TransUnion	2,490,619
		15,487,176
	TRANSPORTATION & LOGISTICS - 1.2%
13,782	Landstar System, Inc.	2,188,582

	TRANSPORTATION EQUIPMENT - 0.9%
15,016	Allison Transmission Holdings, Inc.	1,527,878

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	WHOLESALE - DISCRETIONARY - 1.5%
7,863	Pool Corporation	$ 2,728,461

	TOTAL COMMON STOCKS (Cost $171,261,214)	175,796,742

	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUND - 1.2%
2,142,666	Northern Institutional Treasury Portfolio, 4.19% (Cost $2,142,666)(a)	2,142,666

	TOTAL INVESTMENTS - 99.9% (Cost $173,403,880)	$ 177,939,408
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	96,864
	NET ASSETS - 100.0%	$ 178,036,272

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of February 28, 2025.

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6%
	Australia - 4.8%
397	Charter Hall Group(a)	$ 4,239
2,820	Steadfast Group Ltd.(a)	9,877
4,610	Ventia Services Group Pty Ltd.	12,125
		26,241
	Belgium - 1.2%
103	Montea N.V.	6,847

	Canada - 14.4%
213	Brookfield Infrastructure Corporation	8,533
88	BRP, Inc.	3,490
42	FirstService Corporation	7,406
133	Granite Real Estate Investment Trust	6,120
56	Mainstreet Equity Corporation	7,747
382	Osisko Gold Royalties Ltd.	6,993
426	PrairieSky Royalty Ltd.	7,835
135	Stella-Jones, Inc.	6,456
379	TMX Group Ltd.	13,470
62	Toromont Industries Ltd.	5,206
143	Tourmaline Oil Corporation	6,599
		79,855
	Denmark - 1.2%
110	Sydbank A/S	6,784

	France - 3.1%
51	Gaztransport Et Technigaz S.A.	7,799
47	Nexans S.A.	4,899
28	Sopra Steria Group(a)	4,450
		17,148
	Germany - 4.9%
118	Hensoldt AG	6,426
202	KION Group A.G.	8,157
130	Scout24 A.G.	12,713
		27,296

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	Greece - 2.3%
702	OPAP S.A.	$ 12,475

	Italy - 4.8%
182	Interpump Group SpA(a)	6,900
505	Lottomatica Group Spa	8,714
199	Recordati Industria Chimica e Farmaceutica SpA(a)	11,241
		26,855
	Japan - 28.0%
420	Asics Corporation	9,406
1,306	Chiba Bank Ltd. (The)(a)	11,856
453	CKD Corporation	6,793
527	Internet Initiative Japan, Inc.(a)	8,948
369	JCU Corporation	8,416
460	Kokusai Electric Corporation	9,600
807	Kotobuki Spirits Company Ltd.	12,647
224	Kurita Water Industries Ltd.	7,231
50	Maruwa Company Ltd.	11,294
1,107	Mitsubishi UFJ Lease & Finance Company Ltd.	7,485
238	Nichias Corporation	7,149
447	Nippon Gas Company Ltd.	6,615
278	Nomura Real Estate Holdings, Inc.(a)	7,937
334	NSD Company Ltd.	7,592
429	Rohto Pharmaceutical Company Ltd.	6,216
637	Santen Pharmaceutical Company Ltd.	5,931
580	SMS Company Ltd.	4,472
282	Strike Co., Ltd.	5,706
993	Zeon Corporation(a)	9,790
		155,084
	Netherlands - 4.9%
84	Arcadis N.V.	4,167
93	Euronext N.V.(a)	11,747
361	Technip Energies N.V.	11,319
		27,233

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	Norway - 1.3%
439	Borregaard ASA	$ 7,259

	Spain - 2.4%
75	Vidrala S.A.	7,724
92	Viscofan S.A.	5,789
		13,513
	Sweden - 4.5%
237	Loomis A.B.(a)	9,148
489	Sweco A.B.	8,410
777	Wihlborgs Fastigheter A.B.	7,531
		25,089
	Switzerland - 1.9%
61	VZ Holding A.G.	10,298

	United Kingdom - 16.2%
961	AJ Bell plc	5,147
1,452	Breedon Group PLC	8,099
906	Bytes Technology Group plc	4,805
8,131	Coats Group plc	8,968
176	Diploma plc(a)	10,032
250	Halma PLC(a)	8,865
304	Hill & Smith Holdings plc(a)	7,408
774	Hilton Food Group plc	8,360
641	Howden Joinery Group plc(a)	6,274
562	RS GROUP plc	4,332
782	Safestore Holdings PLC	5,978
58	Spirax-Sarco Engineering plc(a)	5,356
1,248	Warpaint London plc	5,899
		89,523

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	United States - 2.7% (Continued)
243	Air Lease Corporation	$ 11,645
21	Universal Display Corporation	3,226
		14,871

	TOTAL COMMON STOCKS (Cost $522,335)	546,371

	SHORT-TERM INVESTMENT — 2.4%
	MONEY MARKET FUND - 2.4%
13,201	Northern Institutional Treasury Portfolio, 4.19% (Cost $13,201)(b)	13,201

	TOTAL INVESTMENTS - 101.0% (Cost $535,536)	$ 559,572
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(5,294)
	NET ASSETS - 100.0%	$ 554,278

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2025.